SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended								2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended				1 Months Ended				12 Months Ended	1 Months Ended	9 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended			9 Months Ended		12 Months Ended		0 Months Ended		0 Months Ended		1 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended		0 Months Ended	1 Months Ended	3 Months Ended			0 Months Ended		3 Months Ended			0 Months Ended	1 Months Ended	3 Months Ended			1 Months Ended
	Feb. 28, 2013	Dec. 28, 2012	Sep. 30, 2012	Aug. 31, 2012	Jan. 31, 2012	Jul. 31, 2011	Jan. 31, 2011	Sep. 30, 2010	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Apr. 30, 2011	Mar. 29, 2009	Sep. 21, 2012 International Distribution Agreement [Member]	Sep. 21, 2012 Investors Relations [Member]	Sep. 30, 2010 Investors Relations [Member]	Aug. 31, 2012 Private Placement [Member]	Jun. 30, 2012 Private Placement [Member]	Sep. 30, 2012 Warrant [Member]	Mar. 31, 2013 Warrant [Member]	Mar. 31, 2012 Warrant [Member]	Jun. 30, 2012 Warrant [Member]	Jun. 30, 2011 Warrant [Member]	Jul. 06, 2010 Employee Stock Option [Member]	Sep. 25, 2012 Employee Stock Option [Member]	Mar. 23, 2011 Employee Stock Option [Member]	Feb. 28, 2011 Employee Stock Option [Member]	Mar. 31, 2013 Employee Stock Option [Member]	Mar. 31, 2012 Employee Stock Option [Member]	Jun. 30, 2012 Employee Stock Option [Member]	Jun. 30, 2011 Employee Stock Option [Member]	Feb. 08, 2013 Minimum [Member]	Sep. 30, 2012 Minimum [Member] Warrant [Member]	Feb. 08, 2013 Maximum [Member]	Sep. 30, 2012 Maximum [Member] Warrant [Member]	Jan. 31, 2012 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2012 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2011 Lincoln Park Capital Fund, LLC. [Member]	Mar. 31, 2013 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2012 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2011 Lincoln Park Capital Fund, LLC. [Member]	Aug. 31, 2010 Lincoln Park Capital Fund, LLC. [Member] Common Stock Purchase Agreement [Member]	Sep. 26, 2012 Lincoln Park Capital Fund, LLC. [Member] Common Stock Purchase Agreement [Member]	Sep. 02, 2010 Lincoln Park Capital Fund, LLC. [Member] Common Stock Purchase Agreement [Member]	Feb. 08, 2013 President [Member]	Apr. 30, 2011 President [Member]	Mar. 31, 2013 President [Member]	Sep. 26, 2012 President [Member]	Dec. 31, 2011 President [Member]	Feb. 08, 2013 President [Member] Minimum [Member]	Feb. 08, 2013 President [Member] Maximum [Member]	Mar. 31, 2013 Chief Executive Officer [Member]	Sep. 26, 2012 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Jul. 02, 2012 Director [Member]	Sep. 21, 2012 Director [Member]	Mar. 31, 2013 Chief Financial Officer [Member]	Sep. 26, 2012 Chief Financial Officer [Member]	Dec. 31, 2011 Chief Financial Officer [Member]	Sep. 21, 2012 Chief Executive Officer And Chief Technology Officer Father [Member]	Sep. 30, 2012 Chief Executive Officer And Chief Technology Officer Father [Member]	May 31, 2013 Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Proceeds from the issuance of 5.0% convertible notes		$ 250,000	$ 184,500	$ 175,000
Debt, interest rate	7.50%	10.00%															5.00%																																				5.00%					0.70%					5.00%
Convertible note, conversion price	$ 0.35	$ 0.35	$ 0.5	$ 0.5					$ 1.25	$ 1.25		$ 1.25
Shares issued for debt	210,226
Interest accrued	73,579																																																							2,372					2,372
Due to former President																																																	150,000
Option maturity period																																																	10 years										10 years
Common stock shares granted										1,395,000														50,000			2,341,200	33,000	265,000	20,000	237,500	4,589,507	675,000	675,000	3,290,500														112,500										230,000	230,000				70,000	70,000	187,500
Granted, exercise price										$ 1.25														$ 0.63			$ 1.31	$ 1.2	$ 0.6	$ 1.6	$ 1.17	$ 0.50	$ 1.06	$ 0.75	$ 1.22														$ 0.39										$ 0.91	$ 0.91				$ 0.63
Options cancelled																																(2,875,000)			(500,000)														2,125,000
Options cancelled, exercise price																																				$ 0.45		$ 1.22																$ 0.45	$ 1.22
Pricing model used in calculation of grant-date fair value																												Black-Scholes Model	Black-Scholes Option Pricing	Black-Scholes Model	Black-Scholes Model																												Black-Scholes Option Pricing	Black-Scholes Option Pricing				Black-Scholes Option Pricing
Volatility of common stock																			90.09%									96.03%	89.93%	89.13%	88.13%																												91.04%	90.09%				90.09%
Expected term (in years)																			5 years									6 years 6 months	4 years	4 years	4 years																												5 years 6 months	2 years 6 months				4 years		5 years
Discount rate																			0.70%									2.24%	0.53%	1.60%	1.39%																												0.82%	0.32%				0.53%
Common stock and warrants issued for cash, shares	210,226					75,000	303,303	180,000	857,379												256,000	1,143,400	610,000																	2,336,569	686,082	2,148,063	1,333,820	1,002,749	2,148,063	200,000	1,083,889																			3,750,000
Proceeds from sale of stock through private placements												1,258,000	566,700	1,181,700	3,272,766							571,700																			510,000	3,158,866		610,000		190,000																				300,000
Repayments of related party debt												84,219		(105,000)																																				5,000	29,380	3,000				9,839	6,200				50,000	20,000
Proceeds from issuance of private placement								162,000	300,000						1,352,720						128,000																										720,003
Proceeds from sale of stock under stock purchase agreement												810,003			1,429,320								305,000
Exercise price of shares called by warrants						1.25	1.25	1.25	1.60	1.60		1.60				1.25			0.63				0.5														1.25		1.6									1.25																		1.25
Loss on warrant repricing					11,919						11,919	70,491	17,753	17,753									68,745
Shares issued for services																			50,000	50,000																																								350,000				35,000
Term of securities issued																			5 years
Services valuation used																			Black-Scholes option pricing
Immediately vested shares																			50,000																																									350,000
Vesting period for semiannual vesting shares																														3 years	3 years
Percentage expensed immediately																													25.00%
Debt conversion, line of credit, amount		275,000	206,640	179,375
Fair value of options																													101,029		175,694																													115,883				28,358
Debt discount		25,000	60,109	4,375															21,787
Payments for intangible assets																		100,000
Number of installments to acquire intangible assets																		4
Conversion option price on note issued per the agreement																		$ 0.5
Issuance of note amount																		1,000,000
Issued note, interest rate																		5.00%
Payment per installment																		25,000
Number of installments, receivable on note issued																		4
Payment amount per installment, receivable on note issued																		$ 250,000
Length of time for note issued per agreement																		4 years
Percent of sales commission per the agreement																		2.00%